Statements of Net Assets Available for Benefits - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 86,050,103	$ 56,782,158
Receivables:
Notes receivable from participants	226,042	0
Total Assets	86,276,145	56,782,158
Net assets available for benefits	86,276,145	56,782,158
Mutual Funds [Member]
Assets
Investments, at fair value	20,059,332	12,537,491
Collective Investment Trusts [Member]
Assets
Investments, at fair value	63,857,089	41,578,842
Common Stock [Member]
Assets
Investments, at fair value	$ 2,133,682	$ 2,665,825